Lease Obligations - Schedule of Future Payments Under Lease Obligations (Details) (10-K) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
2019		$ 1,747,166
2020		1,637,780
2021		699,206
Total payments		4,084,152
Amount representing interest		(294,005)
Lease obligation, net	$ 3,221,785	$ 3,790,147	$ 1,593,291